SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF AMORTIZATION STRAIGHT LINE METHOD	The amortization is provided on straight line method so as to write off the amortization amount of the respective classes of intangible assets as follows:
Rate %

Intangible asset	20%

SCHEDULE OF FOREIGN EXCHANGE RATES

Translation of amounts from MYR into US$1 has been made at the following exchange rates for the respective years:

	As of and for the year ended	As of and for the year ended
	December 31, 2022	December 31, 2021

Year/Period-end MYR : US$1 exchange rate	4.3900	4.1650
Year/Period-average MYR : US$1 exchange rate	4.4004	4.1456

Year/Period-end MYR : SGD 1 exchange rate	3.2740	3.0853
Year/Period-average MYR : SGD 1 exchange rate	3.1913	3.0842

Year/Period-end MYR : HKD 1 exchange rate	0.5630	0.5342
Year/Period-average MYR : HKD 1 exchange rate	0.5619	0.5333

Year/Period-end MYR : CNY 1 exchange rate	0.6322	0.6547
Year/Period-average MYR : CNY 1 exchange rate	0.6540	0.6428